Related Parties - Summary of Transactions Between Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Salary / fees	€ 1,510	€ 1,379
Retirement benefits	23	22
Share based payments	438	219
Executive officers / VP and qualified person
Disclosure of transactions between related parties [line items]
Salary / fees	593	639
Retirement benefits	11	11
Share based payments	254	171
Executive committee
Disclosure of transactions between related parties [line items]
Salary / fees	764	593
Retirement benefits	12	11
Share based payments	183	19
Board of directors
Disclosure of transactions between related parties [line items]
Salary / fees	153	147
Retirement benefits	0	0
Share based payments	€ 1	€ 29